Accounts Payable and Accrued Expenses (Tables)	12 Months Ended
Dec. 31, 2014
Payables and Accruals [Abstract]
Schedule of Accounts Payable and Accrued Expenses

Accounts payable and accrued expenses at December 31, 2014 and 2013, were as follows (dollars in thousands):

	As of December 31,
	2014	2013
Trade accounts payable	$25,512	$18,660
Accrued payroll and fringe benefits	17,709	17,874
Accrued interest payable	4,063	—
Accrual for consumer loan payments rejected for non-sufficient funds	3,650	4,971
Deferred fees on third-party consumer loans	3,630	4,573
Liability for losses on third-party lender owned consumer loans	1,576	2,047
Other accrued liabilities	1,137	1,451

Total	$57,277	$49,576